Groups Subsidiaries and Variable Interest Entity (Detail)	12 Months Ended
Dec. 31, 2013
Beijing iSoftStone
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 18, 2005
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Shanghai Kangshi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 10, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Jiewen
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 12, 2010
Place of Incorporation	PRC
Percentage of economic ownership	67.00%
iHealthStone
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jan. 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Ruantong-Xutian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 27, 2013
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone WFOE
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 04, 2005
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Korea
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr. 20, 2006
Place of Incorporation	Korea
Percentage of economic ownership	100.00%
iSoftStone Japan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug. 31, 2006
Place of Incorporation	Japan
Percentage of economic ownership	100.00%
iSoftStone Tianjin
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec. 06, 2006
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Wuxi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec. 12, 2006
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Isoftstone Inc
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul. 18, 2007
Place of Incorporation	USA
Percentage of economic ownership	100.00%
Saisi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug. 24, 2007
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Data
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 23, 2008
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone HK
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct. 15, 2008
Place of Incorporation	Hong Kong
Percentage of economic ownership	100.00%
iSoftStone Guangzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Feb. 17, 2009
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Guodian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec. 28, 2009
Place of Incorporation	PRC
Percentage of economic ownership	87.00%
iSoftStone Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 22, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Dalian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul. 30, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Hangzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug. 16, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Chengdu
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jan. 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
TJ-Xian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Mar. 23, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Shenzhen
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr. 27, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
WX-Zhenjiang
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 18, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Dalian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 31, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Tianjin Intime
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-UK
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 24, 2011
Place of Incorporation	UK
Percentage of economic ownership	100.00%
iSS-Germany
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 28, 2011
Place of Incorporation	Germany
Percentage of economic ownership	100.00%
iSS-Wuhan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul. 13, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-iSYS
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul. 14, 2011
Place of Incorporation	PRC
Percentage of economic ownership	65.00%
WX-Yancheng
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep. 30, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-LLC
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 02, 2011
Place of Incorporation	USA
Percentage of economic ownership	100.00%
SZ- Information
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Feb. 21, 2012
Place of Incorporation	PRC
Percentage of economic ownership	60.00%
SZ - Suzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Mar. 21, 2012
Place of Incorporation	PRC
Percentage of economic ownership	60.00%
GD-Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr. 23, 2012
Place of Incorporation	PRC
Percentage of economic ownership	87.00%
iSoftStone-Canada
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 15, 2012
Place of Incorporation	Canada
Percentage of economic ownership	100.00%
DL WFOE-Liaoyuan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 27, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
WX-Shanghai
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun. 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep. 07, 2012
Place of Incorporation	PRC
Percentage of economic ownership	75.00%
iSST-Tianjin
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep. 26, 2012
Place of Incorporation	PRC
Percentage of economic ownership	75.00%
iSST - Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep. 27, 2012
Place of Incorporation	PRC
Percentage of economic ownership	75.00%
iSST-Wuxi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep. 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	75.00%
iSST-Xi'an
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct. 15, 2012
Place of Incorporation	PRC
Percentage of economic ownership	75.00%
GZ-Foshan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct. 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone-Yancheng
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov. 12, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST-Japan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Mar. 29, 2013
Place of Incorporation	Japan
Percentage of economic ownership	75.00%
WX-Jingwei
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr. 26, 2013
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Xiangyang
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug. 06, 2013
Place of Incorporation	PRC
Percentage of economic ownership	65.00%
XY-Renshou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct. 29, 2013
Place of Incorporation	PRC
Percentage of economic ownership	65.00%
XY-Linyi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec. 16, 2013
Place of Incorporation	PRC
Percentage of economic ownership	65.00%
iSS-Kunshan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec. 17, 2013
Place of Incorporation	PRC
Percentage of economic ownership	68.00%